Income Taxes (Details) $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 HKD ($)	Dec. 31, 2020 USD ($) subsidiary	Dec. 31, 2019 USD ($) subsidiary	Dec. 31, 2018 USD ($) subsidiary
Current tax			$ 1,548	$ 1,665	$ 1,964
Deferred income tax			3,281	1,609	2,000
Income tax expense			$ 4,829	$ 3,274	$ 3,964
Tax rates
Number of subsidiaries | subsidiary			3	3	3
U.S. withholding tax (as a percent)			30.00%	30.00%
Reconciliation of reported income tax expense to the theoretical tax amount
Loss before income taxes and equity in earnings of equity investees			$ (189,734)	$ (141,105)	$ (86,655)
Tax calculated at the statutory tax rate of the Company			(31,306)	(23,282)	(14,298)
Different tax rates available in different jurisdictions			4,025	2,027	1,349
Tax valuation allowance			46,321	25,498	19,414
Preferential tax rate difference			(154)	(177)
Preferential tax deduction and credits			(18,814)	(5,444)	(5,800)
Expenses not deductible for tax purposes			3,476	4,098	1,902
Utilization of previously unrecognized tax losses			(114)	(285)	(329)
Withholding tax on undistributed earnings of PRC entities			3,962	1,894	1,983
Others			(2,567)	(1,055)	(257)
Income tax expense			4,829	3,274	3,964
Hong Kong
Current tax			457	321	436
Tax rates
Threshold of first tiered assessable profits	$ 300	$ 2.0
Tax rate for the first tiered assessable profits	8.25%	8.25%
Tax rate for the remaining assessable profits	16.50%	16.50%
PRC
Current tax			$ 872	$ 708	$ 1,293
Tax rates
Income tax rate (as a percent)			25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)			15.00%	15.00%	15.00%
Dividends declared withholding tax rate (as a percent)			10.00%	10.00%	10.00%
Lower withholding tax rate (as a percent)			5.00%	5.00%	5.00%
Minimum equity interest of foreign investor required for lower withholding tax rate (as a percent)			25.00%	25.00%	25.00%
Distributable reserves expected to be distributed as dividends (as a percent)			100.00%	100.00%	100.00%
U.S. and others
Current tax			$ 219	$ 636	$ 235
US
Tax rates
Income tax rate (as a percent)			21.00%
New Jersey
Tax rates
U.S. state taxes (as a percent)			9.00%
New York
Tax rates
U.S. state taxes (as a percent)			16.55%
EU countries
Tax rates
Income tax rate (as a percent)			19.00%	20.00%